Litigation: (Details Text)	1 Months Ended
Jun. 30, 2012
Litigation description	The Company is a party to litigation in the Ontario Superior Court of Justice related to a breach of fiduciary responsibility during the course of a 2008 unsolicited takeover bid in which the defendants have made counterclaims totaling approximately $103 million.